Debt - Schedule of the Company's Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Debt Instrument [Line Items]
Debt instrument, interest rate	8.75%
Debt instrument, maturity date	Oct. 15, 2023
Term Loan Facility due September 30, 2022
Debt Instrument [Line Items]
Debt instrument, maturity date	Sep. 30, 2022
Debt instrument, variable interest rate	7.00%
8.75% Senior Secured Notes due October 15, 2023
Debt Instrument [Line Items]
Debt instrument, interest rate	8.75%	8.75%
Debt instrument, maturity date	Oct. 15, 2023